Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001437249
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 01, 2020
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2020
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
Dana Small Cap Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

DANA SMALL CAP EQUITY FUND

a series of Valued Advisers Trust

October 1, 2020

Supplement to the
Prospectus and Statement of Additional Information dated February 28, 2020

Important Notice Regarding Change in Investment Strategies

At its meeting held on September 9, 2020, the Board of Trustees of Valued Advisers Trust approved various changes to the Dana Small Cap Equity Fund (the "Fund"). These changes include revisions to the Fund's investment strategies to incorporate an environmental, social, and governance ("ESG") component. Except with respect to changes to the Fund's name as noted below, the following changes will take effect on October 1, 2020.

▪	Revised Principal Investment Strategies. The following is added after the 4th paragraph under the heading "Principal Investment Strategies," and the fifth paragraph under this heading is deleted.

The Adviser's environmental, social, and governance ("ESG") screening process is then applied to the eligible securities. Under normal circumstances, at least 80% of the Fund's net assets will be subject to the ESG screening process. Application of the screening process is based on information known by the Adviser and information provided by third parties that compile and publish such data. The screening criteria is based on the belief in responsible investing consistent with Christian moral and social justice principals as outlined by the U.S. Conference of Catholic Bishops Socially Responsible Investment Guidelines and other Christian teachings. The criteria are reviewed from time to time by the Adviser.

Companies will generally be excluded that are known to:

•	Directly participate in abortion;

•	Manufacture contraceptives;

•	Produce pornographic media content;

•	Engage in scientific research on human fetuses or embryos;

•	Have recent material fines or legal judgments relating to employee discrimination or human rights abuses, employee health or safety or environmental violations;

•	Manufacture nuclear weapons, biological or chemical weapons, indiscriminate weapons of mass destruction or anti-personnel landmines;

Eligible companies are further evaluated and an assessment is made concerning their record on human rights, environment and corporate governance, both positive and negative. The screening process is designed to measure a company's impact on people, communities and the market and is an integral part of the investment process.

Once it has been determined that a company is eligible for investment, the portfolio managers apply economic criteria to select equity securities for the Fund's portfolio to correlate to the stock sectors of the Russell 2000 Index. Economic criteria used includes the company's valuation, growth potential, dividend policy, and other economic factors. The portfolio holdings of eligible companies within each sector are relatively weighted as equally as feasible at the time of purchase, with the portfolio managers purchasing new positions approximately equal in weight to the other companies held within the applicable sector. The Adviser will rebalance the portfolio holdings from time to time as it deems appropriate. From time to time investments may no longer be considered eligible given changes in their economic outlook or their compliance with the Adviser's screening process. In such a case, the Fund may sell a security when the portfolio managers determine that other eligible securities offer a more attractive investment opportunity. Whether to hold or sell a security in the Fund that no longer passes the screening process is at the discretion of the Adviser, who may opt to hold the security based on the security's anticipated appreciation, as a means to effect change in the activities or policies of the company or as a means to defer or eliminate trading costs associated with the sale of the security. The Fund may hold cash in addition to the securities of companies, primarily as a means to pay redemption requests. Otherwise, the Fund intends to remain fully invested. In addition to common stocks, the Fund may from time to time purchase other equities such as real estate investment trusts ("REITs"), shares of other investment companies and exchange-traded funds ("ETFs"), mainly as an alternative to holding cash prior to investment. To the extent that investments in other investment companies and ETFs are included in order to satisfy the requirement to invest at least 80% of the Fund's net assets according to the ESG guidelines outlined above, the Fund will take reasonable steps to verify that the holdings of these underlying funds meet the ESG screening criteria.

▪	Additional Principal Risk Disclosure. Due to the change in the Fund's investment strategy, the following is added under the heading "Principal Risks".

Excluded Securities Risk. The universe of acceptable investments for the Fund may be limited as compared to other funds due to the Fund's ESG investment screening. Because the Fund does not invest in companies that do not meet its ESG criteria, and the Fund may sell portfolio companies that subsequently violate its screens, the Fund may be riskier than other mutual funds that invest in a broader array of securities. Although the Adviser believes that the Fund can achieve its investment objective within the parameters of ESG investing, eliminating certain securities as investments may have an adverse effect on the Fund's performance.

▪	Addition to the Fund's Portfolio Management Team. Ms. Ann Roberts, ESG Analyst of Dana Investment Advisors, Inc., investment adviser of the Fund, has joined the Fund's portfolio management team. Additional information regarding Ms. Roberts' background and qualifications can be found in the Prospectus dated February 28, 2020, because she is also a portfolio manager of the Dana Epiphany ESG Equity Fund.

▪	Change of Fund Name. The Board of Trustees also approved a change of the Fund name. Effective November 1, 2020, the Fund will be known as the Dana Epiphany ESG Small Cap Equity Fund. All references to the Fund name in the Prospectus and Statement of Additional Information are revised accordingly as of November 1, 2020.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information, each dated February 28, 2020, which provide information that you should know before investing in the Fund and should be retained for future reference. These documents are available upon request and without charge by calling the Fund at (855) 280-9648.